KPMG LLP
Two Financial Center
60 South Street
Boston, MA 02111

Report of Independent Registered Public Accounting Firm

The Board of Directors of Massachusetts Mutual Life Insurance Company and Contract Owners of Massachusetts Mutual Variable Annuity Separate Account 1:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the divisions in Appendix A that comprise Massachusetts Mutual Variable Annuity Separate Account 1 (Separate Account), as of December 31, 2024, the related statements of operations and changes in net assets for each of the years in the two-year period then ended, and the related notes, including the financial highlights in Note 8, for each of the years in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each division as of December 31, 2024, the results of their operations and changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the underlying mutual funds or their transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Account’s auditor since 2004.

Boston, Massachusetts

March 6, 2025

LA2055	F-1

KPMG LLP, a Delaware limited liability partnership and a member firm of the

KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix A

Massachusetts Mutual Variable Annuity Separate Account 1 was comprised of the following divisions as of December 31, 2024.

Division

Invesco V.I. Discovery Mid Cap Growth Division

Invesco V.I. Global Division

Invesco V.I. Global Strategic Income Division

MML Blend Division

MML Equity Division

MML Managed Bond Division

MML U.S. Government Money Market Division

LA2055	F-2

Massachusetts Mutual Variable Annuity Separate Account 1

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024

	Invesco V.I.		Invesco V.I.			MML	MML U.S.
	Discovery	Invesco V.I.	Global	MML	MML	Managed	Government
	Mid Cap Growth	Global	Strategic Income	Blend	Equity	Bond	Money Market
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	1,282,683	2,232,070	1,331,713	8,310,229	6,373,020	1,049,224	6,894,685
Identified cost	$93,729,810	$82,559,278	$6,327,285	$172,733,137	$165,120,649	$12,821,370	$6,894,676
Value	$100,087,778	$89,260,478	$5,713,050	$180,208,209	$194,035,951	$11,297,307	$6,894,685
Dividends receivable	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	1,580	465	745	1,180	1,749	331	5,601
Total assets	100,089,358	89,260,943	5,713,795	180,209,389	194,037,700	11,297,638	6,900,286
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	102,355	80,822	5,117	314,744	246,352	10,866	78,439
Payable to Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-
Total liabilities	102,355	80,822	5,117	314,744	246,352	10,866	78,439
NET ASSETS	$99,987,003	$89,180,121	$5,708,678	$179,894,645	$193,791,348	$11,286,772	$6,821,847
Net Assets:
Accumulation units - value	$96,575,171	$86,486,060	$5,538,101	$170,192,688	$185,579,620	$10,924,580	$4,207,218
Contracts in payout (annuitization) period	3,411,832	2,694,061	170,577	9,701,957	8,211,728	362,192	2,614,629
Net assets	$99,987,003	$89,180,121	$5,708,678	$179,894,645	$193,791,348	$11,286,772	$6,821,847
Outstanding units
Contract owners	11,247,889	8,709,735	2,006,570	14,909,593	13,858,056	2,397,216	3,531,492
UNIT VALUE
Flex Extra (Qualified)	$8.89	$10.24	$2.84	$11.24	$13.31	$4.54	$1.83
Variable Annuity Fund 4	-	-	-	23.27	45.61	10.49	3.45
Flex-Annuity IV (Qualified)	-	-	-	18.82	36.69	7.76	2.58

See Notes to Financial Statements

F-3

Massachusetts Mutual Variable Annuity Separate Account 1

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For The Year Ended December 31, 2024

	Invesco V.I.		Invesco V.I.			MML	MML U.S.
	Discovery	Invesco V.I.	Global	MML	MML	Managed	Government
	Mid Cap Growth	Global	Strategic Income	Blend	Equity	Bond	Money Market
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$-	$-	$179,044	$3,441,908	$3,850,116	$532,027	$320,765
Expenses
Mortality and expense risk charge and administrative expense charges	1,299,860	1,206,757	79,827	2,380,500	2,574,505	151,951	88,909
Net investment income (loss)	(1,299,860)	(1,206,757)	99,217	1,061,408	1,275,611	380,076	231,856
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(458,954)	334,426	(272,998)	(927,488)	4,784,959	(318,750)	-
Realized gain distribution	-	5,221,658	-	1,718,535	2,050,578	-	-
Realized gain (loss)	(458,954)	5,556,084	(272,998)	791,047	6,835,537	(318,750)	-
Change in net unrealized appreciation (depreciation) of investments	21,866,905	8,185,102	279,724	20,961,363	24,299,607	230,394	-
Net gain (loss) on investments	21,407,951	13,741,186	6,726	21,752,410	31,135,144	(88,356)	-
Net increase (decrease) in net assets resulting from operations	20,108,091	12,534,429	105,943	22,813,818	32,410,755	291,720	231,856
Capital transactions:
Transfers of net premiums	642,327	599,513	89,043	1,789,475	1,329,465	197,310	106,800
Transfers due to death benefits	(560,972)	(690,578)	(109,974)	(3,007,685)	(2,374,616)	(102,185)	(15,505)
Transfers due to annuity benefit payments	(295,167)	(241,154)	(13,308)	(945,742)	(774,089)	(35,768)	(258,405)
Transfers due to withdrawal of funds	(12,620,608)	(10,961,480)	(829,130)	(22,463,235)	(25,119,670)	(1,183,706)	(940,585)
Transfers due to annual administrative and contingent deferred sales charges	(47,305)	(22,933)	(1,881)	(202,374)	(173,651)	(43,146)	(5,201)
Transfers due to net charge (credit) to annuitant mortality fluctuation reserve	(141,847)	(133,022)	(12,123)	(448,437)	(365,009)	(5,493)	(132,084)
Transfers between divisions and (to) from General Account	(458,942)	(502,389)	(52,702)	(543,265)	(767,929)	(32,322)	827,091
Net increase (decrease) in net assets resulting from capital transactions	(13,482,514)	(11,952,043)	(930,075)	(25,821,263)	(28,245,499)	(1,205,310)	(417,889)
Total increase (decrease)	6,625,577	582,386	(824,132)	(3,007,445)	4,165,256	(913,590)	(186,033)
NET ASSETS, at beginning of the year	93,361,426	88,597,735	6,532,810	182,902,090	189,626,092	12,200,362	7,007,880
NET ASSETS, at end of the year	$99,987,003	$89,180,121	$5,708,678	$179,894,645	$193,791,348	$11,286,772	$6,821,847

See Notes to Financial Statements

F-4

Massachusetts Mutual Variable Annuity Separate Account 1

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For The Year Ended December 31, 2023

	Invesco V.I.		Invesco V.I.			MML	MML U.S.
	Discovery	Invesco V.I.	Global	MML	MML	Managed	Government
	Mid Cap Growth	Global	Strategic Income	Blend	Equity	Bond	Money Market
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$-	$186,837	$-	$3,042,965	$3,935,782	$476,526	$315,058
Expenses
Mortality and expense risk charge and administrative expense charges	1,198,913	1,073,196	84,880	2,312,634	2,414,156	158,282	89,373
Net investment income (loss)	(1,198,913)	(886,359)	(84,880)	730,331	1,521,626	318,244	225,685
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(507,065)	2,925,439	(258,178)	(5,623,791)	7,474,828	(355,879)	-
Realized gain distribution	-	9,448,282	-	-	14,997,865	-	-
Realized gain (loss)	(507,065)	12,373,721	(258,178)	(5,623,791)	22,472,693	(355,879)	-
Change in net unrealized appreciation (depreciation) of investments	11,895,444	11,898,941	817,993	31,772,647	(9,949,703)	680,063	-
Net gain (loss) on investments	11,388,379	24,272,662	559,815	26,148,856	12,522,990	324,184	-
Net increase (decrease) in net assets resulting from operations	10,189,466	23,386,303	474,935	26,879,187	14,044,616	642,428	225,685
Capital transactions:
Transfers of net premiums	588,875	575,097	97,085	1,807,214	1,393,189	262,363	146,334
Transfers due to death benefits	(432,245)	(694,887)	(84,381)	(3,081,968)	(1,773,922)	(119,295)	(92,840)
Transfers due to annuity benefit payments	(224,446)	(172,320)	(11,290)	(765,395)	(602,326)	(32,155)	(201,423)
Transfers due to withdrawal of funds	(8,991,222)	(8,107,260)	(540,224)	(18,106,792)	(17,112,699)	(996,554)	(1,263,150)
Transfers due to annual administrative and contingent deferred sales charges	(50,891)	(23,847)	(1,956)	(223,898)	(187,469)	(48,251)	(6,113)
Transfers due to net charge (credit) to annuitant mortality fluctuation reserve	(31,027)	(64,695)	(5,714)	(241,475)	(141,577)	(9,198)	(131,002)
Transfers between divisions and (to) from General Account	(1,857,774)	(816,797)	(68,541)	(1,653,150)	(1,306,885)	(351,437)	1,670,618
Net increase (decrease) in net assets resulting from capital transactions	(10,998,730)	(9,304,709)	(615,021)	(22,265,464)	(19,731,689)	(1,294,527)	122,424
Total increase (decrease)	(809,264)	14,081,594	(140,086)	4,613,723	(5,687,073)	(652,099)	348,109
NET ASSETS, at beginning of the year	94,170,690	74,516,141	6,672,896	178,288,367	195,313,165	12,852,461	6,659,771
NET ASSETS, at end of the year	$93,361,426	$88,597,735	$6,532,810	$182,902,090	$189,626,092	$12,200,362	$7,007,880

See Notes to Financial Statements

F-5

Massachusetts Mutual Variable Annuity Separate Account 1

Notes To Financial Statements

1.	ORGANIZATION

Massachusetts Mutual Variable Annuity Separate Account 1 (“the Separate Account”) is a separate investment account of Massachusetts Mutual Life Insurance Company (“MassMutual”) established on April 8, 1981. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (“the 1940 Act”).

MassMutual maintains three products within the Separate Account, Variable Annuity Fund 4, Flex-Annuity IV (Qualified) and Flex Extra (Qualified).

The assets and liabilities of the Separate Account are clearly identified and distinguished from MassMutual’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising from any other MassMutual business.

2.	INVESTMENT OF THE SEPARATE ACCOUNT’S ASSETS

As of December 31, 2024, the Separate Account consists of seven divisions which invest in the following mutual funds. All of the divisions/funds may not be available through each of the products within the Separate Account:

The division listed in the first column
	Divisions	invests in the fund in this column
	Invesco V.I. Discovery Mid Cap Growth Division	Invesco V.I. Discovery Mid Cap Growth Fund[1]
	Invesco V.I. Global Division	Invesco V.I. Global Fund[1]
	Invesco V.I. Global Strategic Income Division	Invesco V.I. Global Strategic Income Fund[1]
	MML Blend Division	MML Blend Fund[2]
	MML Equity Division	MML Equity Fund[2]
	MML Managed Bond Division	MML Managed Bond Fund[2]
	MML U.S. Government Money Market Division	MML U.S. Government Money Market Fund[2]

In addition to the seven divisions, some contract owners may also allocate funds to the Fixed Interest Account (“FIA”), which is part of MassMutual’s general investment account ("General Account"). Because of exemptive and exclusionary provisions in the securities law, interests in the FIA are not registered under the Securities Act of 1933, and the General Account and the FIA are not registered as an investment company under the 1940 Act.

[1] Invesco Advisers, Inc. is the investment adviser to this Fund.

[2] MML Investment Advisers, LLC is the investment adviser to this Fund.

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of the financial statements in conformity with generally accepted accounting principles. Massachusetts Mutual Variable Annuity Separate Account 1 follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

A.	Investment Valuation

Investments in the underlying funds held by each division are carried at fair value which is based on the closing net asset value of each of the respective underlying funds, which value their investment securities at fair value.

F-6

Notes To Financial Statements (Continued)

B.	Accounting for Investments

Investment transactions are accounted for on a trade-date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-distribution date and they are generally reinvested in the underlying funds.

C.	Federal Income Taxes

MassMutual is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to contracts, which depend on the Separate Account’s investment performance. Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a tax liability attributable to the Separate Account.

D.	Contract Charges

See Note 8B for charges associated with the contracts.

E.	Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Loans

If the certificate is a tax-sheltered annuity (“TSA”), the contract owners may be able to take a loan under their certificate. All such loans must conform to the requirements of the Internal Revenue Code. There are limitations on the amount of the loan the contract owners can take, and there is a required loan repayment schedule. When a loan is made, the Separate Account transfers the amount of the loan to MassMutual, thereby decreasing both the investments and net assets of the Separate Account. The contract owner is charged interest on the outstanding loan amount based on the interest rate then in effect.

G.	Annuitant Mortality Fluctuation

The Separate Account contributes to an Annuitant Mortality Fluctuation Fund (AMFF) reserve maintained by MassMutual as required by regulatory authorities to provide for mortality losses incurred. The AMFF reserve is adjusted quarterly for mortality losses and gains and its proportionate share of changes in value. Transfers to or from MassMutual are then made quarterly to adjust the AMFF reserve which is held in the Separate Account. Net transfers from the Separate Account to MassMutual totaled $1,238,015 and $624,688 for the years ended December 31, 2024 and 2023, respectively. The AMFF reserve is subject to a maximum of 3% of the Separate Account’s annuity reserves. Any mortality losses in excess of this reserve will be borne by MassMutual. The AMFF reserve is not available to owners of the contracts except to the extent necessary to cover mortality losses under the contracts.

H.	Annuity Reserves

Annuity reserves are developed by using accepted actuarial methods and are computed using the 83 IAM, 1994 MGDB or Annuity 2000 table, depending on the year of issue.

F-7

Notes To Financial Statements (Continued)

I.	Single Reportable Segment

The Separate Account derives revenues from variable annuity products. MassMutual has identified the Head of Brand, Product, and Affiliate Distribution and their Team as the chief operating decision maker (CODM) for overseeing the products and the performance of the underlying funds to evaluate the results of the business and make operational decisions. The Separate Account’s products constitute as a single operating segment and therefore, a single reportable segment. Separate Accounts are structured with a limited purpose by design and their sole purpose, which records and reports the invested funds and activities and performance chosen by contract/policy holders. Investment performance of funds may vary based on the underlying fund’s investment objectives specified in the fund prospectuses. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the Separate Account’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)
•	Level 3 – unobservable inputs

The investments of the Separate Account are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2024. There have been no transfers between levels for the year ended December 31, 2024.

5.	RELATED PARTY TRANSACTIONS

A.	Sales Agreements

Pursuant to separate underwriting agreements with MassMutual, on its own behalf and on behalf of the Separate Account, MML Investors Services, LLC (“MMLIS”) serves as principal underwriter of the contracts sold by its registered representatives, and MML Strategic Distributors, LLC (“MSD”) serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

Both MMLIS and MSD are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (“FINRA”). Commissions for sales of contracts by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of contracts by registered representatives of other broker-dealers are paid on behalf of MSD to those broker-dealers. MMLIS and MSD also receive compensation for their actions as principal underwriters of the contracts.

The contracts are no longer offered for sale. Contract owners may continue, however, to make purchase payments under existing contracts.

F-8

Notes To Financial Statements (Continued)

B.	Receivable from/Payable to MassMutual

Certain fees such as mortality and expense risk fees are charges paid between the general investment account (the "General Account") and the Separate Account. The General account is not registered as an investment company under the 1940 Act.

6.     PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for each of the years in the two-year period ended December 31, 2024 were as follows:

	Invesco V.I.		Invesco V.I.
	Discovery	Invesco V.I.	Global	MML	MML
	Mid Cap Growth	Global	Strategic Income	Blend	Equity
	Division	Division	Division	Division	Division
2024
Cost of purchases	$336,674	$5,604,796	$312,693	$7,085,820	$6,501,474
Proceeds from sales	(15,092,209)	(13,522,369)	(1,142,623)	(30,075,330)	(31,376,225)

	MML	MML U.S.
	Managed	Government
	Bond	Money Market
	Division	Division
2024 (continued)
Cost of purchases	$779,097	$1,877,751
Proceeds from sales	(1,604,469)	(2,048,158)

	Invesco V.I.		Invesco V.I.
	Discovery	Invesco V.I.	Global	MML	MML
	Mid Cap Growth	Global	Strategic Income	Blend	Equity
	Division	Division	Division	Division	Division
2023
Cost of purchases	$93,152	$9,760,972	$89,694	$4,239,307	$19,685,072
Proceeds from sales	(12,280,714)	(10,485,945)	(788,910)	(25,739,104)	(22,875,776)

	MML	MML U.S.
	Managed	Government
	Bond	Money Market
	Division	Division
2023 (continued)
Cost of purchases	$699,997	$2,865,353
Proceeds from sales	(1,675,581)	(2,511,672)

F-9

Notes To Financial Statements (Continued)

7.     NET INCREASE (DECREASE) IN OUTSTANDING UNITS

The changes in outstanding units for each of the years in the two-year period ended December 31, 2024 were as follows:

	Invesco V.I.		Invesco V.I.
	Discovery	Invesco V.I.	Global	MML	MML
	Mid Cap Growth	Global	Strategic Income	Blend	Equity
2024	Division	Division	Division	Division	Division
Units purchased	166,853	126,163	61,534	349,101	208,225
Units withdrawn	(1,742,142)	(1,278,171)	(374,335)	(2,561,217)	(2,268,308)
Units transferred between divisions and (to) from General Account	(54,923)	(50,957)	(18,692)	(48,555)	(55,863)
Net increase (decrease)	(1,630,212)	(1,202,965)	(331,493)	(2,260,671)	(2,115,946)

	MML	MML U.S.
	Managed	Government
	Bond	Money Market
2024 (continued)	Division	Division
Units purchased	53,601	417,535
Units withdrawn	(304,348)	(1,093,634)
Units transferred between divisions and (to) from General Account	(6,417)	443,266
Net increase (decrease)	(257,164)	(232,833)

	Invesco V.I.		Invesco V.I.
	Discovery	Invesco V.I.	Global	MML	MML
	Mid Cap Growth	Global	Strategic Income	Blend	Equity
2023	Division	Division	Division	Division	Division
Units purchased	127,703	110,588	44,834	316,715	230,075
Units withdrawn	(1,476,455)	(1,181,959)	(248,063)	(2,377,257)	(1,903,922)
Units transferred between divisions and (to) from General Account	(281,953)	(104,470)	(25,564)	(184,004)	(126,816)
Net increase (decrease)	(1,630,705)	(1,175,841)	(228,793)	(2,244,546)	(1,800,663)

	MML	MML U.S.
	Managed	Government
	Bond	Money Market
2023 (continued)	Division	Division
Units purchased	73,155	527,445
Units withdrawn	(279,214)	(1,370,324)
Units transferred between divisions and (to) from General Account	(74,990)	960,801
Net increase (decrease)	(281,049)	117,922
F-10

Notes To Financial Statements (Continued)

8.    FINANCIAL HIGHLIGHTS

A.	A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the years in the five-year period ended December 31, 2024 follows:

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Invesco V.I. Discovery Mid Cap Growth Division
2024	11,247,889	$-	-	$8.89	$99,987,003	-%	-%	-	1.30%	-%	-	22.62%
2023	12,878,101	-	-	7.25	93,361,426	-	-	-	1.30	-	-	11.69
2022	14,508,807	-	-	6.49	94,170,690	-	-	-	1.30	-	-	(31.87)
2021	15,734,508	-	-	9.53	149,905,021	-	-	-	1.30	-	-	17.56
2020	17,285,180	-	-	8.10	140,079,744	0.04	-	-	1.30	-	-	38.87
Invesco V.I. Global Division
2024	8,709,735	-	-	10.24	89,180,121	-	-	-	1.30	-	-	14.56
2023	9,912,700	-	-	8.94	88,597,735	0.23	-	-	1.30	-	-	33.00
2022	11,088,541	-	-	6.72	74,516,141	-	-	-	1.30	-	-	(32.65)
2021	12,193,063	-	-	9.98	121,653,576	-	-	-	1.30	-	-	14.00
2020	13,321,943	-	-	8.75	116,595,532	0.70	-	-	1.30	-	-	25.99
Invesco V.I. Global Strategic Income Division
2024	2,006,570	-	-	2.84	5,708,678	2.94	-	-	1.30	-	-	1.82
2023	2,338,064	-	-	2.79	6,532,810	-	-	-	1.30	-	-	7.48
2022	2,566,857	-	-	2.60	6,672,896	-	-	-	1.30	-	-	(12.60)
2021	2,908,049	-	-	2.97	8,649,964	4.57	-	-	1.30	-	-	(4.66)
2020	3,190,830	-	-	3.12	9,955,074	5.82	-	-	1.30	-	-	2.07
MML Blend Division
2024	14,909,593	11.24	to	23.27	179,894,645	1.87	0.73	to	1.30	13.16	to	13.81
2023	17,170,263	9.93	to	20.45	182,902,090	1.69	0.73	to	1.30	16.10	to	16.76
2022	19,414,809	8.55	to	17.51	178,288,367	1.35	0.73	to	1.30	(17.67)	to	(17.20)
2021	21,572,012	10.39	to	21.15	241,185,310	2.11	0.73	to	1.30	13.54	to	14.19
2020	23,854,964	9.15	to	18.52	234,775,939	-	0.73	to	1.30	11.41	to	12.05
MML Equity Division
2024	13,858,056	13.31	to	45.61	193,791,348	1.94	0.73	to	1.30	17.84	to	18.51
2023	15,974,003	11.30	to	38.48	189,626,092	2.11	0.73	to	1.30	7.92	to	8.53
2022	17,774,666	10.47	to	35.46	195,313,165	1.61	0.73	to	1.30	(5.87)	to	(5.34)
2021	19,492,149	11.12	to	37.46	227,955,845	1.66	0.73	to	1.30	28.58	to	29.31
2020	21,487,056	8.65	to	28.97	195,353,360	2.31	0.73	to	1.30	1.69	to	2.28
MML Managed Bond Division
2024	2,397,216	4.54	to	10.49	11,286,772	4.55	0.73	to	1.30	2.53	to	3.12
2023	2,654,381	4.43	to	10.17	12,200,362	3.88	0.73	to	1.30	5.33	to	5.93
2022	2,935,430	4.21	to	9.60	12,852,461	3.09	0.73	to	1.30	(16.10)	to	(15.63)
2021	3,173,007	5.01	to	11.38	16,558,803	3.13	0.73	to	1.30	(0.49)	to	0.08
2020	3,509,103	5.04	to	11.37	18,313,931	0.09	0.73	to	1.30	6.32	to	6.93
MML U.S. Government Money Market Division
2024	3,531,492	1.83	to	3.45	6,821,847	4.68	0.73	to	1.30	3.44	to	4.04
2023	3,764,325	1.77	to	3.32	7,007,880	4.53	0.73	to	1.30	3.29	to	3.88
2022	3,646,403	1.71	to	3.20	6,659,771	1.24	0.73	to	1.30	(0.09)	to	0.48
2021	3,662,309	1.72	to	3.18	6,625,567	-	0.73	to	1.30	(1.29)	to	(0.73)
2020	3,919,070	1.74	to	3.20	7,164,559	0.22	0.73	to	1.30	(1.06)	to	(0.50)
F-11

Notes To Financial Statements (Continued)

[1]	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests.

[2]	The expense ratios represent the annualized contract expense of the divisions of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

[3]	The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns and unit values are not within the ranges presented.

B.	The Separate Account reflects charges associated with the contract. These charges are either assessed in the daily pricing of unit values, a reduction in the number of units purchased, or through a redemption of units from contracts contained within the Separate Account.

Mortality and Expense Risk Charge[1]	This charge is equal, on an annual basis, to 0.73%-1.25% of the daily value of the assets invested in each fund.
This charge is assessed through daily pricing of unit values.
Administrative Expense Charge	This charge is equal, on an annual basis, to 0.00%-0.15% of the daily value of the assets invested in each fund.
This charge is assessed through daily pricing of unit values.
Annual Administrative Charge[2]	$30 - $35 per contract, annually.
This charge is assessed through the redemption of units.
Contingent Deferred Sales Charge	0.00% - 11.00%
This charge is assessed through the redemption of units.
Sales and Administrative Charges	8.75% for single purchase payment
This charge is assessed through a reduction in the number of units purchased.	9.00% for periodic purchase payments

[1]	Right reserved to increase to 1.2045% for Variable Annuity Fund 4 and right reserved to increase to 1.25% for Flex Extra (Qualified).

[2]	Right reserved to increase to $50.

9.	SUBSEQUENT EVENTS

The Separate Account’s management has reviewed events occurring through March 6, 2025, the date the financial statements were issued, and no subsequent events occurred requiring accrual or disclosure.

F-12